Investments in Equity-Accounted Investees - Results Relating to Equity-Accounted Investees (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Equity Method Investments and Joint Ventures [Abstract]
Company's share in income (loss)	$ 8	$ 7	$ 7
Other results		51	(34)
Results relating to equity-accounted investees	$ 8	$ 58	$ (27)